Non-current assets - exploration and evaluation	6 Months Ended
Dec. 31, 2024
Non-current assets - exploration and evaluation [Abstract]
Non-current assets - exploration and evaluation
Note 10. Non-current assets - exploration and evaluation

	31 Dec 2024	30 Jun 2024
	$'000	$'000

Exploration assets	198,282	187,664

Reconciliations
Reconciliations of the written down values at the beginning and end of the current financial period are set out below:

31 Dec 2024
$'000

Opening balance at 1 July 2024	187,664
Additions - Rhyolite Ridge	10,546
Exploration expenditure - non-core	109
Exploration expenditure - written off	(37)

Balance at 31 December 2024	198,282